JPMorgan Limited Duration Bond Fund
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 41.6%
ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (a)	647	636
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class A, 4.77%, 12/18/2037 (a) (b)	1,373	1,332
American Credit Acceptance Receivables Trust
Series 2021-2, Class B, 0.68%, 5/13/2025 (a)	14	14
Series 2021-4, Class A, 0.45%, 9/15/2025 (a)	649	647
Series 2022-2, Class A, 2.66%, 2/13/2026 (a)	1,957	1,937
American Express Credit Account Master Trust Series 2018-5, Class A, 4.22%, 12/15/2025 (b)	10,000	9,996
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 4.81%, 8/25/2033 ‡ (b)	45	44
Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 5.69%, 12/25/2032 ‡ (b)	1,340	1,225
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1998-3, Class M1A, 4.67%, 9/25/2028 ‡ (b)	7	7
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	7,104	6,359
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (a)	4,000	3,434
Amur Equipment Finance Receivables VIII LLC Series 2020-1A, Class A2, 1.68%, 8/20/2025 (a)	314	313
Apidos CLO (Cayman Islands) Series 2019-31A, Class A1R, 5.18%, 4/15/2031 (a) (b)	4,350	4,256
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (a)	332	320
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A, 2.36%, 3/20/2026 (a)	10,490	9,738
BA Credit Card Trust Series 2020-A1, Class A1, 0.34%, 5/15/2026	3,400	3,239
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 5.25%, 10/20/2031 (a) (b)	3,244	3,173
Series 2019-1A, Class A1R, 5.11%, 7/15/2032 (a) (b)	6,415	6,257
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 5.29%, 1/25/2035 ‡ (b)	458	450
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 4.94%, 12/25/2033 ‡ (b)	451	421
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033 (a)	1,585	1,490
BSPRT Issuer Ltd. (Cayman Islands) Series 2022-FL8, Class A, 4.72%, 2/15/2037 (a) (b)	5,000	4,757
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	1,795	1,627
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	2,072	1,804
Series 2022-1A, Class A, 4.46%, 6/15/2037 (a)	9,407	8,579
BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034 (a)	1,202	1,152
BXMT Ltd. (Cayman Islands) Series 2020-FL3, Class A, 4.88%, 11/15/2037 (a) (b)	9,000	8,840
Capital One Multi-Asset Execution Trust Series 2022-A1, Class A1, 2.80%, 3/15/2027	5,005	4,782
CarMax Auto Owner Trust
Series 2020-3, Class A3, 0.62%, 3/17/2025	1,328	1,305
Series 2020-4, Class A3, 0.50%, 8/15/2025	1,966	1,903
Series 2022-2, Class A3, 3.49%, 2/16/2027	4,720	4,588
Carvana Auto Receivables Trust
Series 2020-P1, Class A3, 0.44%, 6/9/2025	1,359	1,338
Series 2020-P1, Class A4, 0.61%, 10/8/2026	2,220	2,047
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 4.89%, 1/25/2032 ‡ (b)	69	69
CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060 (a)	2,345	2,076
CNH Equipment Trust Series 2019-C, Class A3, 2.01%, 12/16/2024	920	911
CoreVest American Finance Trust
Series 2019-1, Class A, 3.32%, 3/15/2052 (a)	406	395
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	759	717
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	4,716	4,131

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Countrywide Asset-Backed Certificates
Series 2003-BC2, Class 2A1, 4.64%, 6/25/2033 ‡ (b)	287	279
Series 2004-S1, Class M2, 5.58%, 2/25/2035 ‡ (c)	15	15
CPS Auto Receivables Trust
Series 2021-D, Class A, 0.61%, 10/15/2025 (a)	2,132	2,103
Series 2022-C, Class A, 4.18%, 4/15/2030 (a)	7,569	7,486
Credit Acceptance Auto Loan Trust
Series 2020-2A, Class A, 1.37%, 7/16/2029 (a)	5,585	5,519
Series 2020-3A, Class A, 1.24%, 10/15/2029 (a)	9,845	9,580
Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	5,580	5,332
Diamond Resorts Owner Trust
Series 2018-1, Class A, 3.70%, 1/21/2031 (a)	347	339
Series 2019-1A, Class A, 2.89%, 2/20/2032 (a)	1,851	1,803
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	732	675
DLLST LLC Series 2022-1A, Class A3, 3.40%, 1/21/2025 (a)	4,510	4,375
DT Auto Owner Trust
Series 2020-3A, Class B, 0.91%, 12/16/2024 (a)	822	818
Series 2021-2A, Class A, 0.41%, 3/17/2025 (a)	507	504
Series 2021-3A, Class A, 0.33%, 4/15/2025 (a)	1,309	1,295
Series 2022-2A, Class A, 2.88%, 6/15/2026 (a)	3,019	2,959
Series 2021-1A, Class C, 0.84%, 10/15/2026 (a)	1,300	1,242
Elmwood CLO V Ltd. (Cayman Islands) Series 2020-2A, Class AR, 5.39%, 10/20/2034 (a) (b)	7,500	7,224
Enterprise Fleet Financing LLC Series 2022-1, Class A2, 3.03%, 1/20/2028 (a)	4,100	3,968
Exeter Automobile Receivables Trust
Series 2021-2A, Class B, 0.57%, 9/15/2025	1,810	1,793
Series 2022-3A, Class A3, 4.21%, 1/15/2026	6,000	5,942
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 5.09%, 4/25/2032 ‡ (b)	64	62
Series 2002-FF4, Class M1, 5.62%, 2/25/2033 ‡ (b)	578	478
Series 2003-FFH1, Class M2, 6.67%, 9/25/2033 ‡ (b)	226	193
Series 2004-FF8, Class M4, 5.65%, 10/25/2034 ‡ (b)	205	181
First Investors Auto Owner Trust Series 2021-1A, Class A, 0.45%, 3/16/2026 (a)	532	525
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 8/17/2037 (a)	12,604	11,246
Series 2021-SFR1, Class A, 1.54%, 8/17/2038 (a)	6,961	5,960
Flagship Credit Auto Trust Series 2020-4, Class A, 0.53%, 4/15/2025 (a)	133	133
FREED ABS Trust Series 2022-3FP, Class A, 4.50%, 8/20/2029 (a)	2,492	2,478
Freedom Series 2021-SAVF1, 4.90%, 3/25/2023 (b)	2,100	2,061
Fremont Home Loan Trust Series 2005-C, Class M2, 4.78%, 7/25/2035 ‡ (b)	363	360
FS Rialto (Cayman Islands) Series 2021-FL3, Class A, 5.14%, 11/16/2036 (a) (b)	5,290	5,027
Galaxy CLO Ltd. (Cayman Islands) Series 2013-15A, Class ARR, 5.05%, 10/15/2030 (a) (b)	1,974	1,944
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (b)	2,242	2,063
Series 2019-1A, Class A, 3.86%, 10/15/2054 (a)	1,614	1,501
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	1,399	1,257
GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 4.06%, 9/15/2030 ‡ (b)	12	11
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	919	848

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Hilton Grand Vacations Trust
Series 2018-AA, Class A, 3.54%, 2/25/2032 (a)	522	505
Series 2022-2A, Class A, 4.30%, 1/25/2037 (a)	2,495	2,396
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	1,104	1,037
Hyundai Auto Lease Securitization Trust
Series 2021-A, Class B, 0.61%, 10/15/2025 (a)	1,475	1,431
Series 2021-B, Class B, 0.62%, 3/16/2026 (a)	4,635	4,383
LCM Ltd. (Cayman Islands) Series 29A, Class AR, 5.15%, 4/15/2031 (a) (b)	5,000	4,863
Lendingpoint Asset Securitization Trust
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	4,626	4,509
Series 2022-C, Class A, 6.56%, 2/15/2030 (a)	5,681	5,651
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (a)	3,076	3,028
Lendmark Funding Trust
Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	1,611	1,559
Series 2022-1A, Class A, 5.12%, 7/20/2032 (a)	3,000	2,901
LP LMS Asset Securitization Trust Series 2021-2A, Class A, 1.75%, 1/15/2029 (a)	2,098	2,024
Mariner Finance Issuance Trust
Series 2020-AA, Class A, 2.19%, 8/21/2034 (a)	2,610	2,480
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	3,000	2,561
Marlin Receivables LLC Series 2022-1A, Class A2, 4.53%, 9/20/2025 (a)	4,975	4,886
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	6,375	6,046
MF1 Ltd. (Cayman Islands)
Series 2021-FL7, Class A, 5.02%, 10/16/2036 (a) (b)	3,500	3,343
Series 2022-FL8, Class A, 4.77%, 2/19/2037 (a) (b)	5,000	4,782
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-WMC4, Class M5, 5.02%, 4/25/2035 ‡ (b)	290	289
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 5.21%, 7/20/2031 (a) (b)	4,425	4,334
New Century Home Equity Loan Trust Series 2003-5, Class AII, 3.99%, 11/25/2033 ‡ (b)	174	156
New Residential Advance Receivables Trust Advance Receivables Backed Series 2020-T1, Class AT1, 1.43%, 8/15/2053 (a)	9,535	9,149
OCP CLO Ltd. (Cayman Islands) Series 2015-9A, Class A1R2, 5.11%, 1/15/2033 (a) (b)	5,000	4,875
OneMain Financial Issuance Trust
Series 2020-1A, Class A, 3.84%, 5/14/2032 (a)	2,407	2,385
Series 2021-1A, Class A1, 1.55%, 6/16/2036 (a)	5,000	4,220
Oportun Issuance Trust Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	5,000	4,811
Pagaya AI Debt Selection Trust Series 2021-3, Class A, 1.15%, 5/15/2029 (a)	1,730	1,681
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-3A, Class A1, 5.04%, 7/20/2029 (a) (b)	2,617	2,580
Series 2021-4A, Class A1, 4.88%, 10/15/2029 (a) (b)	4,216	4,154
Series 2022-2A, Class A1, 5.13%, 10/15/2030 (a) (b)	4,798	4,717
PFP Ltd. (Cayman Islands) Series 2021-7, Class A, 4.73%, 4/14/2038 (a) (b)	527	513
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (a) (c)	2,939	2,716
Progress Residential
Series 2021-SFR1, Class A, 1.05%, 4/17/2038 (a)	3,027	2,584
Series 2021-SFR4, Class A, 1.56%, 5/17/2038 (a)	5,000	4,315
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (a)	8,974	8,074
Series 2019-SFR4, Class A, 2.69%, 10/17/2036 (a)	8,500	8,045
Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (a)	5,049	4,629
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	10,987	9,453

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	4,489	3,838
RASC Trust Series 2003-KS4, Class MI2, 5.01%, 6/25/2033 ‡ (c)	523	400
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (a)	2,750	2,520
Santander Drive Auto Receivables Trust
Series 2022-5, Class A2, 3.98%, 1/15/2025	5,880	5,837
Series 2022-6, Class A2, 4.37%, 5/15/2025	4,250	4,225
Series 2022-2, Class A2, 2.12%, 10/15/2026	2,434	2,422
Series 2022-4, Class A3, 4.14%, 2/16/2027	7,340	7,146
SCF Equipment Leasing LLC Series 2022-2A, Class A3, 6.50%, 10/21/2030 (a)	5,900	5,956
Sierra Timeshare Receivables Funding LLC
Series 2019-2A, Class A, 2.59%, 5/20/2036 (a)	571	548
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	807	757
SoFi Professional Loan Program LLC Series 2016-B, Class A1, 5.22%, 6/25/2033 (a) (b)	124	124
SoFi Professional Loan Program Trust
Series 2021-B, Class AFX, 1.14%, 2/15/2047 (a)	3,492	2,734
Series 2018-B, Class A2FX, 3.34%, 8/25/2047 (a)	1,179	1,132
Structured Asset Investment Loan Trust Series 2003-BC2, Class A3, 4.74%, 4/25/2033 ‡ (b)	16	16
Symphony CLO Ltd. (Cayman Islands) Series 2016-18A, Class A1RR, 5.42%, 7/23/2033 (a) (b)	5,000	4,863
Tesla Auto Lease Trust
Series 2020-A, Class A3, 0.68%, 12/20/2023 (a)	902	898
Series 2021-A, Class A3, 0.56%, 3/20/2025 (a)	2,000	1,931
Series 2021-B, Class A4, 0.63%, 9/22/2025 (a)	2,680	2,497
Toyota Auto Receivables Owner Trust Series 2020-C, Class A4, 0.57%, 10/15/2025	5,300	5,039
Tricon American Homes Series 2020-SFR1, Class A, 1.50%, 7/17/2038 (a)	5,988	5,148
Tricon American Homes Trust Series 2019-SFR1, Class A, 2.75%, 3/17/2038 (a)	3,276	2,989
Upstart Securitization Trust
Series 2021-4, Class A, 0.84%, 9/20/2031 (a)	2,171	2,095
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	4,083	4,000
US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	516	515
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (a)	3,925	3,860
VCAT LLC Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (a) (c)	1,001	955
Volkswagen Auto Lease Trust Series 2020-A, Class A3, 0.39%, 1/22/2024	1,514	1,503
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (c)	1,854	1,643
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (c)	1,616	1,430
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 ‡ (a) (c)	5,263	4,712
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (c)	4,362	3,860
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (c)	1,460	1,288
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (a) (c)	2,393	2,229
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (c)	3,246	2,889
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (c)	4,193	3,739
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	1,267	1,231
Westlake Automobile Receivables Trust
Series 2021-1A, Class A2A, 0.39%, 10/15/2024 (a)	558	556
Series 2022-3A, Class A2, 5.24%, 7/15/2025 (a)	10,000	9,931
Series 2022-2A, Class A3, 3.75%, 4/15/2026 (a)	5,350	5,206
World Omni Auto Receivables Trust Series 2022-B, Class A3, 3.25%, 7/15/2027	8,750	8,426

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
World Omni Select Auto Trust Series 2020-A, Class B, 0.84%, 6/15/2026	4,750	4,575
Total Asset-Backed Securities (Cost $500,653)		473,616
Collateralized Mortgage Obligations — 24.2%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.40%, 6/25/2034 (c)	—	—
Series 2004-33, Class 3A3, 3.37%, 12/25/2034 (b)	120	108
Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	103	87
Banc of America Mortgage Trust Series 2004-D, Class 2A2, 3.05%, 5/25/2034 (b)	97	90
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 5.05%, 11/25/2034 ‡ (b)	124	25
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M1, 4.27%, 10/25/2041 ‡ (a) (b)	1,554	1,538
Series 2021-R03, Class 1M1, 4.37%, 12/25/2041 ‡ (a) (b)	5,409	5,301
Series 2022-R01, Class 1M1, 4.52%, 12/25/2041 ‡ (a) (b)	2,934	2,881
Series 2022-R06, Class 1M1, 6.27%, 5/25/2042 (a) (b)	3,505	3,505
Series 2022-R07, Class 1M1, 6.50%, 6/25/2042 (a) (b)	5,168	5,203
Series 2022-R08, Class 1M1, 6.07%, 7/25/2042 ‡ (a) (b)	1,880	1,867
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	3	3
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	252	238
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 3.66%, 10/25/2033 (b)	193	182
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 4.29%, 2/25/2020 (b)	28	27
FHLMC STACR REMIC Trust Series 2021-DNA3, Class M1, 4.27%, 10/25/2033 (a) (b)	3,414	3,373
FHLMC Structured Agency Credit Risk Debt Notes
Series 2019-CS03, Class M1, 4.02%, 10/25/2032 (a) (b)	1,595	1,591
Series 2021-DNA2, Class M1, 4.32%, 8/25/2033 (a) (b)	714	712
FHLMC, REMIC
Series 1508, Class KA, 1.63%, 5/15/2023 (b)	—	—
Series 1689, Class M, PO, 3/15/2024	—	—
Series 2033, Class PR, PO, 3/15/2024	—	—
Series 1974, Class ZA, 7.00%, 7/15/2027	20	20
Series 3737, Class DG, 5.00%, 10/15/2030	163	161
Series 4120, Class KI, IO, 3.00%, 10/15/2032	984	67
Series 5000, Class CB, 1.25%, 1/25/2035	5,292	4,650
Series 3300, Class FA, 4.17%, 8/15/2035 (b)	121	118
Series 3085, Class VS, IF, 13.23%, 12/15/2035 (b)	116	125
Series 4867, Class WF, 3.12%, 4/15/2037 (b)	8,870	8,839
Series 4350, Class AF, 3.23%, 12/15/2037 (b)	2,261	2,178
Series 4350, Class FK, 3.12%, 6/15/2038 (b)	2,588	2,498
Series 4515, Class FA, 3.21%, 8/15/2038 (b)	1,415	1,396
Series 4350, Class KF, 2.58%, 1/15/2039 (b)	457	439
Series 4448, Class TF, 3.27%, 5/15/2040 (b)	2,785	2,695
Series 4480, Class FM, 2.69%, 6/15/2040 (b)	3,162	3,067
Series 4457, Class KF, 3.03%, 10/15/2040 (b)	4,227	4,107
Series 4363, Class FA, 3.03%, 9/15/2041 (b)	2,103	2,025
Series 4413, Class WF, 3.02%, 10/15/2041 (b)	1,960	1,890
Series 4559, Class AF, 3.52%, 3/15/2042 (b)	1,373	1,374
Series 4074, Class FE, 4.27%, 7/15/2042 (b)	1,542	1,509

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4150, Class F, 4.24%, 1/15/2043 (b)	3,855	3,751
Series 4161, Class YF, 4.24%, 2/15/2043 (b)	2,864	2,788
Series 4281, Class FB, 4.42%, 12/15/2043 (b)	2,028	1,989
Series 4606, Class FL, 4.37%, 12/15/2044 (b)	4,209	4,112
Series 4594, Class GN, 2.50%, 2/15/2045	2,024	1,822
Series 5072, Class QC, 1.00%, 10/25/2050	5,695	4,625
FHLMC, STRIPS
Series 343, Class F4, 3.32%, 10/15/2037 (b)	2,301	2,276
Series 328, Class S4, IF, IO, 1.82%, 2/15/2038 (b)	4,158	158
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-51, Class 1A, PO, 9/25/2042	39	29
Series T-54, Class 4A, 3.77%, 2/25/2043 (b)	910	830
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.24%, 12/25/2034 (b)	101	92
Flagstar Mortgage Trust Series 2019-2, Class A2, 3.50%, 12/25/2049 (a) (b)	1,588	1,411
FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 3.48%, 2/25/2044 (b)	135	130
FNMA, Grantor Trust, Whole Loan
Series 2002-T6, Class A4, 4.50%, 3/25/2041 (b)	453	425
Series 2001-T8, Class A1, 7.50%, 7/25/2041	147	148
FNMA, REMIC
Series G94-9, Class PJ, 6.50%, 8/17/2024	26	26
Series 2013-43, Class YH, 2.50%, 5/25/2033	890	833
Series 2004-17, Class BF, 4.37%, 1/25/2034 (b)	141	140
Series 2006-3, Class SB, IF, IO, 2.68%, 7/25/2035 (b)	154	4
Series 2006-16, Class HZ, 5.50%, 3/25/2036	128	129
Series 2006-124, Class FC, 4.37%, 1/25/2037 (b)	650	636
Series 2014-23, Class FA, 3.42%, 10/25/2039 (b)	9,422	9,493
Series 2012-38, Class PA, 2.00%, 9/25/2041	1,038	948
Series 2013-54, Class HF, 4.22%, 10/25/2041 (b)	340	340
Series 2012-93, Class ME, 2.50%, 1/25/2042	1,211	1,108
Series 2012-13, Class FA, 4.60%, 2/25/2042 (b)	5,416	5,331
Series 2012-31, Class FB, 4.57%, 4/25/2042 (b)	4,402	4,328
Series 2013-23, Class KJ, 2.25%, 5/25/2042	1,907	1,732
Series 2012-119, Class FB, 4.37%, 11/25/2042 (b)	2,914	2,831
Series 2012-139, Class JA, 3.50%, 12/25/2042	2,205	2,081
Series 2013-6, Class FL, 4.42%, 2/25/2043 (b)	718	700
Series 2014-49, Class AF, 3.33%, 8/25/2044 (b)	131	128
Series 2015-42, Class BF, 3.44%, 6/25/2045 (b)	3,170	3,084
Series 2016-25, Class LA, 3.00%, 7/25/2045	8,046	7,497
Series 2016-33, Class JA, 3.00%, 7/25/2045	2,846	2,637
Series 2015-91, Class AF, 3.09%, 12/25/2045 (b)	3,030	2,993
Series 2016-58, Class SA, IO, 1.33%, 8/25/2046 (b)	7,356	218
Series 2017-108, Class PA, 3.00%, 6/25/2047	1,730	1,588
Series 2017-104, Class LA, 3.00%, 11/25/2047	1,170	1,085
Series 2019-38, Class PC, 3.00%, 2/25/2048	2,689	2,507
Series 2019-77, Class FP, 4.57%, 1/25/2050 (b)	10,333	10,083
Series 2014-66, Class WF, 3.30%, 10/25/2054 (b)	1,345	1,329
FNMA, REMIC Trust, Whole Loan
Series 2003-W4, Class 5A, 3.62%, 10/25/2042 (b)	428	386

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-W15, Class 3A, 4.03%, 12/25/2042 (b)	489	455
Series 2003-W1, Class 2A, 5.31%, 12/25/2042 (b)	125	121
Series 2009-W1, Class A, 6.00%, 12/25/2049	168	171
GNMA
Series 2011-158, Class EB, 4.00%, 12/20/2026	2,358	2,304
Series 2010-166, Class GP, 3.00%, 4/20/2039	472	462
Series 2012-61, Class FM, 4.29%, 5/16/2042 (b)	3,796	3,753
Series 2012-H21, Class FA, 3.64%, 7/20/2062 (b)	1,370	1,355
Series 2012-H29, Class FA, 3.66%, 10/20/2062 (b)	1,509	1,496
Series 2013-H16, Class FA, 3.68%, 7/20/2063 (b)	4,248	4,213
Series 2014-H07, Class FC, 3.74%, 5/20/2064 (b)	9,597	9,485
Series 2014-H11, Class JA, 3.64%, 6/20/2064 (b)	2,727	2,692
Series 2014-H17, Class FM, 3.11%, 8/20/2064 (b)	7,208	7,108
Series 2015-H03, Class FD, 2.93%, 1/20/2065 (b)	4,269	4,173
Series 2015-H04, Class FL, 3.61%, 2/20/2065 (b)	7,091	7,003
Series 2015-H12, Class FJ, 3.57%, 5/20/2065 (b)	5,898	5,841
Series 2015-H14, Class FB, 3.57%, 5/20/2065 (b)	8,641	8,571
Series 2015-H12, Class FA, 3.62%, 5/20/2065 (b)	4,949	4,889
Series 2015-H15, Class FB, 3.74%, 6/20/2065 (b)	7,071	6,953
Series 2015-H19, Class FN, 3.58%, 7/20/2065 (b)	7,906	7,792
Series 2015-H23, Class TA, 3.61%, 9/20/2065 (b)	10,038	9,897
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	382	344
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	86	83
Impac CMB Trust
Series 2004-6, Class 1A2, 4.82%, 10/25/2034 (b)	44	42
Series 2005-5, Class A1, 4.68%, 8/25/2035 (b)	335	301
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 3.01%, 3/25/2037 (b)	217	177
JPMorgan Mortgage Trust Series 2003-A1, Class 1A1, 2.92%, 10/25/2033 (b)	31	27
LHOME Mortgage Trust Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (a)	88	88
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.03%, 4/21/2034 (b)	66	61
Series 2004-13, Class 3A7B, 6.55%, 11/21/2034 (b)	200	177
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 4.44%, 2/25/2033 (b)	43	41
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
Series 2002-TBC1, Class B1, 4.88%, 9/15/2030 ‡ (b)	26	23
Series 2002-TBC1, Class B2, 5.28%, 9/15/2030 ‡ (b)	12	9
Series 2001-TBC1, Class B1, 4.76%, 11/15/2031 ‡ (b)	90	80
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 4.70%, 9/25/2029 (b)	102	94
Series 2004-1, Class 2A3, 3.01%, 12/25/2034 (b)	82	74
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (b)	694	646
Series 2018-1A, Class A, 3.75%, 3/25/2057 (a) (b)	1,954	1,828
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 3.12%, 3/25/2033 (b)	75	66
Series 2003-HYB1, Class B1, 3.12%, 3/25/2033 ‡ (b)	69	40
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (b)	673	645

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-5AR, Class 3A3, 3.33%, 7/25/2034 (b)	89	78
Series 2004-5AR, Class 3A5, 3.33%, 7/25/2034 (b)	500	462
Series 2004-11AR, Class 1A2A, 4.35%, 1/25/2035 (b)	203	179
MRA Issuance Trust Series 2021-EBO2, Class A, 4.35%, 4/5/2023 (a) (b)	2,888	2,769
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 4.73%, 8/15/2032 ‡ (b)	46	38
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 4.49%, 2/25/2035 (a) (b)	587	510
New Residential Mortgage Loan Trust Series 2018-4A, Class A1S, 4.77%, 1/25/2048 (a) (b)	1,467	1,405
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, Class A1, 5.50%, 8/25/2033 (c)	167	162
Prime Mortgage Trust Series 2005-2, Class 2A1, 6.07%, 10/25/2032 (b)	204	198
PRPM LLC
Series 2020-6, Class A1, 2.36%, 11/25/2025 (a) (c)	2,198	2,009
Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (c)	1,406	1,293
RFMSI Trust
Series 2005-SA2, Class 2A2, 3.66%, 6/25/2035 (b)	343	312
Series 2006-SA4, Class 2A1, 5.16%, 11/25/2036 (b)	162	133
Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	7,794	7,168
Sequoia Mortgage Trust
Series 11, Class A, 4.84%, 12/20/2032 (b)	9	8
Series 2003-3, Class A2, 3.45%, 7/20/2033 (b)	67	58
Series 2004-11, Class A2, 5.76%, 12/20/2034 (b)	357	306
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 4.64%, 3/19/2034 (b)	32	29
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 4.69%, 7/19/2032 (b)	141	88
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 3.78%, 7/25/2033 (b)	258	242
Series 2003-40A, Class 4A, 3.46%, 1/25/2034 (b)	150	137
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 2.51%, 12/25/2044 (b)	1,602	1,331
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058 ‡ (a) (b)	3,187	2,898
Two Harbors Series 2019-VF1, Class A, IO, 4.00%, 2/8/2023 (b)	7,500	7,500
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 3.10%, 6/25/2034 (b)	272	247
Series 2004-AR11, Class A, 4.14%, 10/25/2034 (b)	145	130
Total Collateralized Mortgage Obligations (Cost $286,178)		275,940
Commercial Mortgage-Backed Securities — 10.2%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (a) (b)	3,291	3,199
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.22%, 4/14/2033 (a)	3,500	3,235
Series 2018-DSNY, Class A, 4.72%, 9/15/2034 (a) (b)	6,000	5,870
BANK Series 2021-BN35, Class A2, 1.87%, 6/15/2064	2,650	2,342
Bayview Commercial Asset Trust
Series 2004-3, Class A2, 4.67%, 1/25/2035 (a) (b)	99	98
Series 2005-2A, Class A2, 4.57%, 8/25/2035 (a) (b)	434	397
Series 2005-2A, Class M1, 4.69%, 8/25/2035 ‡ (a) (b)	87	79
Series 2007-3, Class A2, 4.33%, 7/25/2037 (a) (b)	419	368
BBCMS Mortgage Trust Series 2020-C7, Class A2, 2.02%, 4/15/2053	1,000	923
BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036 (a)	1,076	997
BHMS Series 2018-ATLS, Class A, 5.13%, 7/15/2035 (a) (b)	6,000	5,753
BMO MORTGAGE TRUST Series 2022-C3, Class A1, 5.43%, 9/15/2054 (b)	3,821	3,779

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
BPR Trust Series 2021-KEN, Class A, 5.12%, 2/15/2029 (a) (b)	2,115	2,053
BX Series 2021-MFM1, Class A, 4.57%, 1/15/2034 (a) (b)	4,000	3,863
BX Trust
Series 2021-BXMF, Class A, 4.51%, 10/15/2026 (a) (b)	8,000	7,590
Series 2021-LBA, Class AJV, 4.68%, 2/15/2036 (a) (b)	6,500	6,116
Commercial Mortgage Trust Series 2020-CBM, Class A1, 2.31%, 2/10/2037 (a) (b)	12,200	11,118
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 5.55%, 1/25/2051 (a) (b)	181	169
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL3W, Class AFLW, 4.25%, 8/25/2025 (b)	9,700	9,609
Series K086, Class A1, 3.67%, 12/25/2027	12	12
Series Q007, Class APT2, 3.31%, 10/25/2047 (b)	1,125	1,085
Series Q013, Class APT1, 1.39%, 5/25/2050 (b)	3,586	3,393
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class A, 6.04%, 10/15/2039 (a) (b)	3,000	2,977
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	5,000	4,678
INTOWN Mortgage Trust Series 2022-STAY, Class A, 6.28%, 8/15/2039 (a) (b)	6,000	5,940
KKR Industrial Portfolio Trust Series 2021-KDIP, Class A, 4.43%, 12/15/2037 (a) (b)	1,038	996
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (a)	5,000	4,108
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 2/10/2032 (a)	5,000	4,799
ONE Mortgage Trust Series 2021-PARK, Class A, 4.61%, 3/15/2036 (a) (b)	7,000	6,668
SMR Mortgage Trust Series 2022-IND, Class A, 5.44%, 2/15/2039 (a) (b)	7,717	7,241
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 5.53%, 11/15/2036 ‡ (a) (b)	2,300	2,182
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	37	37
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 5.02%, 2/15/2040 (a) (b)	3,427	3,198
Series 2020-C58, Class A1, 0.55%, 7/15/2053	1,122	1,034
Total Commercial Mortgage-Backed Securities (Cost $122,415)		115,906
Corporate Bonds — 9.2%
Automobiles — 0.2%
Hyundai Capital America 1.30%, 1/8/2026 (a)	2,960	2,574
Banks — 2.7%
Banco Santander SA (Spain) 2.75%, 5/28/2025	2,000	1,879
Bank of America Corp. (ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	1,724	1,722
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (d)	1,940	1,901
BNP Paribas SA (France) (SOFR + 1.00%), 1.32%, 1/13/2027 (a) (d)	6,470	5,620
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.66%), 3.91%, 9/13/2023 (d)	3,000	3,003
Cooperatieve Rabobank UA (Netherlands) (SOFRINDX + 0.30%), 4.12%, 1/12/2024 (d)	10,000	9,943
Sumitomo Mitsui Financial Group, Inc. (Japan) 0.95%, 1/12/2026	2,900	2,557
Truist Financial Corp. 1.20%, 8/5/2025	4,000	3,630
		30,255
Consumer Finance — 2.2%
American Express Co. (SOFR + 0.93%), 4.76%, 3/4/2025 (d)	5,000	5,001
American Honda Finance Corp. (ICE LIBOR USD 3 Month + 0.28%), 4.20%, 1/12/2024 (d)	10,000	9,972
Capital One Financial Corp. (SOFR + 1.37%), 4.17%, 5/9/2025 (d)	5,000	4,864
Toyota Motor Credit Corp. (SOFRINDX + 0.33%), 4.15%, 1/11/2024 (d)	5,000	4,984
		24,821

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — 0.3%
AT&T, Inc. 1.65%, 2/1/2028	4,335	3,721
Independent Power and Renewable Electricity Producers — 0.2%
Southern Power Co. 0.90%, 1/15/2026	1,780	1,572
Insurance — 2.3%
Athene Global Funding 0.95%, 1/8/2024 (a)	4,160	3,944
Metropolitan Life Global Funding I (SOFR + 0.32%), 4.14%, 1/7/2024 (a) (d)	10,000	9,932
Principal Life Global Funding II 0.88%, 1/12/2026 (a)	8,790	7,779
Protective Life Global Funding 1.17%, 7/15/2025 (a)	5,190	4,663
		26,318
Multi-Utilities — 0.5%
Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 3.82%, 9/15/2023 (d)	6,000	5,988
Oil, Gas & Consumable Fuels — 0.1%
Phillips 66 Co. 2.45%, 12/15/2024 (a)	1,585	1,492
Personal Products — 0.4%
GSK Consumer Healthcare Capital US LLC (SOFR + 0.89%), 4.71%, 3/24/2024 (d)	5,000	4,978
Specialty Retail — 0.3%
Home Depot, Inc. (The) 0.90%, 3/15/2028	3,915	3,280
Total Corporate Bonds (Cost $110,712)		104,999
Mortgage-Backed Securities — 6.8%
FHLMC Gold Pools, 30 Year Pool # C35263, 7.50%, 5/1/2028	—	—
FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	1,162	1,102
FHLMC UMBS, 30 Year
Pool # RA2459, 4.00%, 4/1/2050	5,304	5,067
Pool # RA2904, 3.00%, 6/1/2050	5,027	4,483
Pool # RA2970, 2.50%, 7/1/2050	5,917	5,112
FNMA UMBS, 15 Year Pool # AD1969, 4.00%, 2/1/2025	240	241
FNMA UMBS, 20 Year
Pool # 254911, 5.00%, 10/1/2023	77	78
Pool # MA1338, 3.00%, 2/1/2033	996	947
Pool # MA1401, 3.00%, 4/1/2033	386	367
Pool # MA1490, 3.00%, 7/1/2033	1,269	1,204
FNMA UMBS, 30 Year
Pool # 50748, 7.50%, 6/1/2023	—	—
Pool # 995724, 6.00%, 4/1/2039	164	172
Pool # AD0588, 5.00%, 12/1/2039	819	839
Pool # AD9721, 5.50%, 8/1/2040	178	180
Pool # BM3048, 4.00%, 10/1/2042	3,413	3,369
Pool # AS4592, 4.00%, 2/1/2045	5,434	5,308
Pool # BM5560, 4.00%, 1/1/2046	4,089	4,036
Pool # CA0411, 4.00%, 9/1/2047	3,902	3,851
Pool # BK0888, 4.00%, 7/1/2048 (e)	10,754	10,355
Pool # CA2489, 4.50%, 10/1/2048	697	683
Pool # BP7345, 3.00%, 6/1/2050	6,759	6,041
Pool # BQ7436, 3.00%, 9/1/2051	4,497	3,990

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BQ7454, 3.00%, 12/1/2051	5,953	5,281
Pool # FS2898, 4.50%, 9/1/2052	5,878	5,727
FNMA, Other Pool # BK7908, 4.00%, 11/1/2048	420	397
GNMA I, 15 Year Pool # 723171, 4.50%, 10/15/2024	126	126
GNMA II, 30 Year
Pool # 1429, 7.50%, 10/20/2023	—	—
Pool # CG5224, 3.50%, 8/20/2051	9,357	8,599
Total Mortgage-Backed Securities (Cost $85,706)		77,555
	SHARES (000)
Short-Term Investments — 9.0%
Investment Companies — 9.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (f) (g) (Cost $101,974)	101,967	101,997
Total Investments — 101.0% (Cost $1,207,638)		1,150,013
Liabilities in Excess of Other Assets — (1.0)%		(11,510)
NET ASSETS — 100.0%		1,138,503

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2022.

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$458,348	$15,268	$473,616
Collateralized Mortgage Obligations	—	261,240	14,700	275,940
Commercial Mortgage-Backed Securities	—	113,645	2,261	115,906
Corporate Bonds	—	104,999	—	104,999
Mortgage-Backed Securities	—	77,555	—	77,555
Short-Term Investments
Investment Companies	101,997	—	—	101,997
Total Investments in Securities	$101,997	$1,015,787	$32,229	$1,150,013
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2022
Investments in Securities:
Asset-Backed Securities	$18,742	$(3)	$(1,078)	$2	$—(b)	$(4,528)	$5,987	$—	$(3,854)	$15,268
Collateralized Mortgage Obligations	15,188	—	(426)	1	2,000	(5,917)	—	—	3,854	14,700
Commercial Mortgage-Backed Securities	105	—	(88)	1	2,265	(22)	—	—	—	2,261
Total	$34,035	$(3)	$(1,592)	$4	$4,265	$(10,467)	$5,987	$—	$—	$32,229

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(1,594).
Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended November 30, 2022.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$15,268	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (8.89%)
			Constant Default Rate	0.00% - 7.80% (0.96%)
			Yield (Discount Rate of Cash Flows)	5.55% - 24.31% (7.23%)

Asset-Backed Securities	15,268

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	14,700	Discounted Cash Flow	Constant Prepayment Rate	0.50% - 10.00% (9.14%)
			Constant Default Rate	0.00% - 3.85% (0.01%)
			Yield (Discount Rate of Cash Flows)	5.69% - 25.32% (6.92%)

Collateralized Mortgage Obligations	14,700
	2,261	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (0.35%)
			Constant Default Rate	0.00% - 2.20% (0.08%)
			Yield (Discount Rate of Cash Flows)	7.14% - 7.89% (7.16%)

Commercial Mortgage- Backed Securities	2,261
Total	$32,229

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (a) (b)	$126,083	$356,485	$380,570	$(4)	$3	$101,997	101,967	$1,341	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.